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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-22213___

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

 Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:         August 31, 2009

Date of reporting period:       August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund
AlphaMark Small Cap Growth Fund

Annual Report
August 31, 2009

Investment Advisor	Administrator
AlphaMark Advisors, LLC	Ultimus Fund Solutions, LLC
250 Grandview Drive, Suite 175	P.O. Box 46707
Fort Mitchell, Kentucky 41017	Cincinnati, Ohio 45246-0707
1-866-420-3350

2009 Annual Shareholder Letter
The AlphaMark Funds

September 18, 2009
Dear Shareholder:

Many things have changed since the October 31, 2008 launch of the AlphaMark Large Cap Growth Fund and the AlphaMark Small Cap Growth Fund.  Within four months of inception, the S&P 500 Index reached a level that had not been seen since mid-1996.  All of Wall Street’s major investment banks had succumbed to the financial crisis.  Some collapsed, some were turned into bank holding companies in order to gain access to the capital markets and others merged with commercial banks for the same reasons.  The economy reached a point of despair not seen since the Great Depression.  Since then and over the last few months, many current indicators are pointing to an improving situation and it looks as though the economy has turned the corner.  Unemployment continues to rise; however, this is normal during the early parts of an economic recovery.  The August 2009 ISM Purchasing Managers Index indicated a slight recovery in the manufacturing industry for the first time since January of 2008.  This index has been a fairly good indicator of general economic conditions.  On September 17th, 2009, the Federal Reserve said America’s net worth grew by $2 trillion during the second quarter of 2009, led in part by slightly rising home prices and a decent recovery in the stock markets.

I am pleased to report that each of the AlphaMark Funds has performed well during this tumultuous time.  It is never easy to start anything when the first step is down and off a cliff.  Fortunately, we apply the same philosophy to the Funds as we have consistently applied over the last 10 years to all of our client accounts.  We remain disciplined in our approach, never wavering from our core philosophy of identifying quality companies that, in our opinion, have growing cash flows, historical revenue and earnings growth and are currently exhibiting earnings growth momentum.  We apply our proprietary valuation techniques to each of the stocks that we own for our Funds to ensure that we buy those stocks that represent what we consider an excellent value.

AlphaMark Large Cap Growth Fund
From October 31, 2008 through August 31, 2009 the AlphaMark Large Cap Growth Fund’s (“AMLC’s”) net asset value per share grew from $10.00 to $11.37, producing a gain of 13.92% on a total return basis.  During this time, the S&P 500 Index gained 7.86%.  Our discipline is not to let any of our holdings become so large that they present undue risk to the portfolio.  In order to achieve this, we consistently trim gains from any of our positions that are doing well.  The main contributors to the gains in the AMLC over the last 10 months came from the following sectors: Financials (Janus Capital

+71%, TD AMERITRADE +54%), Information Technology (Marvell Technology +127%, Corning +59%), Materials (Potash +43%), Industrials (Flowserve +68%) and Telecommunication Services (Millicom International +115%).  The main detractors from performance in the AMLC came from the following sectors: Health Care (Pharmaceutical Products Development -30%, Myriad Genetics -7%) and Energy (Southwestern Energy Company -10%).  Recent trades have made the AMLC less sensitive to the advertising industry’s decline.  We sold News Corp. and Adobe Systems.  In their place we bought Apple Computer and Discovery Holdings.  In addition we made changes to the Energy sector of the portfolio.  We sold Valero Energy, an oil refinery and oil marketing company, and used the proceeds to buy Southwestern Energy, an independent producer of natural gas.

As of August 31, 2009, AMLC’s assets were diversified among 34 stock positions.  Our four largest areas of investment were: Information Technology 27.6%, Health Care 18.9%, Industrials 13.1% and Financials 12.8%.  Cash equivalents represented 2.8% of the Fund’s net assets. Both Technology and Financials have added significant value to the AMLC while Health Care has been a drag on performance.  However, we remain confident in the companies that we own in the Health Care sector as well as the rest of the Fund.

As of August 31, 2009, AMLC had net assets of $11.5 million.

AlphaMark Small Cap Growth Fund
From October 31, 2008 through August 31, 2009, the AlphaMark Small Cap Growth Fund’s (“AMSC’s”) net asset value per share grew from $10.00 to $10.23, producing a gain of 2.30% on a total return basis.  During this time, the Russell 2000 Growth Index, the Fund’s primary benchmark, gained 12.28%.  The Russell 2000 Growth Index has seen a significant rally, led by stocks that we consider to be lower quality stocks.  Because we invest in what we believe to be the highest quality stocks in the small cap category and have seen some missteps in a few of the companies that we own, the AMSC has trailed its benchmark since inception.  The main contributors to the gains in the AMSC over the last 10 months came from the following sectors: Energy (Tesoro +73%), Financials (Wright Express +31%), and Consumer Staples (Vina Concha y Toro +42%).  The main detractors from performance in the AMSC are in the following sectors: Health Care (Kendle International -46%), Industrials (Graham -52%) and Consumer Discretionary (G III Apparel Group -67%, Omega Protein -52%).  Recently we have made trades in the AMSC to remove some of the less liquid holdings and to add exposure to the Technology and Bio-Technology areas.  We sold Orchids Paper Products and American Physicians Service Group. With these proceeds we bought Volterra Semiconductor and Cubist Pharmaceuticals.

As of August 31, 2009, AMSC owned 25 stocks.  Our four largest areas of investment were: Information Technology 27.8%, Consumer Discretionary 16.3%, Industrials 15.2% and Materials 13.0%.  Cash equivalents represented 1.0% of the Fund’s net assets.  We are confident that as we enter into a period of economic growth with a tilt towards earnings momentum, our investment philosophy and our disciplined approach to picking stocks will add significant value to the Fund.

As of August 31, 2009, AMSC had net assets of $8.8 million.

In closing, we continue to be impressed by the strength of the early part of this recovery and we are cautiously optimistic.  If the economy continues to recover on its current path, we are confident that the markets will continue their rise and are excited by the growth that we will bring to your investment in the Funds.

Sincerely,
Michael L. Simon
President and Chief Investment Officer

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-866-420-3350 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

ALPHAMARK LARGE CAP GROWTH FUND

Comparison of the Change in Value of a $10,000 Investment in the
AlphaMark Large Cap Growth Fund versus the S&P 500 Index

Total Returns (a)
(for period ended August 31, 2009)
Since Inception*
AlphaMark Large Cap Growth Fund	13.92%
S&P 500 Index	7.86%

(a)	The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

*	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

ALPHAMARK SMALL CAP GROWTH FUND

Comparison of the Change in Value of a $10,000 Investment in the
AlphaMark Small Cap Growth Fund versus the Russell 2000 Growth Index

Total Returns (a)
(for period ended August 31, 2009)
Since Inception*
AlphaMark Small Cap Growth Fund	2.30%
Russell 2000 Growth Index	12.28%

(a)	The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

*	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
August 31, 2009 (Unaudited)

Top Ten Equity Holdings
As of August 31, 2009 (Unaudited)

Company	% of Net Assets
Novo Nordisk A/S - ADR	3.9%
Medtronic, Inc.	3.8%
Amgen, Inc.	3.8%
Myriad Genetics, Inc.	3.8%
eBay, Inc.	3.7%
Discovery Communications, Inc. - Class A	3.6%
TD AMERITRADE Holding Corp.	3.6%
Johnson & Johnson	3.6%
IntercontinentalExchange, Inc.	3.5%
State Street Corp.	3.3%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
August 31, 2009 (Unaudited)

Top Ten Equity Holdings
As of August 31, 2009 (Unaudited)

Company	% of Net Assets
Stepan Co.	4.8%
Fuel Systems Solutions, Inc.	4.7%
Phillips-Van Heusen Corp.	4.6%
Wright Express Corp.	4.6%
Balchem Corp.	4.4%
Bio-Rad Laboratories, Inc. - Class A	4.4%
Blackboard, Inc.	4.3%
Inter Parfums, Inc.	4.2%
Elbit Systems Ltd.	4.1%
Synaptics, Inc.	4.1%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009

COMMON STOCKS — 97.2%	Shares	Value
Consumer Discretionary - 12.1%
Diversified Consumer Services - 3.1%
Apollo Group, Inc. - Class A*	5,428	$351,843

Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	4,679	263,147

Media - 3.6%
Discovery Communications, Inc. - Class A*	16,167	419,049

Specialty Retail - 3.1%
Staples, Inc.	16,398	354,361

Consumer Staples - 2.5%
Personal Products - 2.5%
Estee Lauder Cos., Inc. (The) - Class A	7,924	284,075

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Southwestern Energy Co.*	5,655	208,443
XTO Energy, Inc.	7,970	307,642
		516,085
Financials - 12.8%
Capital Markets - 9.3%
Janus Capital Group, Inc.	21,018	267,349
State Street Corp.	7,258	380,900
TD AMERITRADE Holding Corp.*	21,707	417,643
		1,065,892
Diversified Financial Services - 3.5%
IntercontinentalExchange, Inc.*	4,287	402,121

Health Care - 18.9%
Biotechnology - 7.6%
Amgen, Inc.*	7,268	434,190
Myriad Genetics, Inc.*	14,175	433,330
		867,520
Health Care Equipment & Supplies - 3.8%
Medtronic, Inc.	11,428	437,692

Pharmaceuticals - 7.5%
Johnson & Johnson	6,844	413,651
Novo Nordisk A/S - ADR	7,276	443,909
		857,560

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Value
Industrials - 13.1%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	4,582	$340,901

Commercial Services & Supplies - 2.4%
Waste Management, Inc.	9,265	277,301

Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc.*	4,316	189,818

Electrical Equipment - 2.7%
Rockwell Automation, Inc.	7,500	313,875

Machinery - 3.3%
Flowserve Corp.	4,385	378,206

Information Technology - 27.6%
Communications Equipment - 4.5%
Cisco Systems, Inc.*	13,825	298,620
Nokia Corp. - ADR	15,764	220,854
		519,474
Computers & Peripherals - 6.1%
Apple, Inc.*	2,043	343,653
EMC Corp.*	21,978	349,450
		693,103
Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corp. - Class A	8,088	282,757
Corning, Inc.	17,005	256,435
		539,192
Internet Software & Services - 3.7%
eBay, Inc.*	19,039	421,523

Semiconductors & Semiconductor Equipment - 6.1%
Marvell Technology Group Ltd.*	23,099	352,260
Texas Instruments, Inc.	13,941	342,809
		695,069
Software - 2.5%
Oracle Corp.	13,287	290,587

Materials - 1.3%
Chemicals - 1.3%
Potash Corp. of Saskatchewan, Inc.	1,673	148,077

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Value
Telecommunication Services - 4.4%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	7,481	$232,210

Wireless Telecommunication Services - 2.4%
Millicom International Cellular S.A.*	3,903	275,396

Total Common Stocks (Cost $8,561,877)		$11,134,077

MONEY MARKET FUNDS — 2.8%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.30%(a)	68,423	$68,423
Fidelity Institutional Money Market Portfolio - Select Class, 0.42%(a)	247,459	247,459
Total Money Market Funds (Cost $315,882)		$315,882

Total Investments at Value — 100.0% (Cost $8,877,759)		$11,449,959

Liabilities in Excess of Other Assets — (0.00%)		(914)

Net Assets — 100.0%		$11,449,045

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2009

COMMON STOCKS — 99.0%	Shares	Value
Consumer Discretionary - 16.3%
Auto Components - 4.7%
Fuel Systems Solutions, Inc.*	12,226	$409,816

Internet & Catalog Retail - 3.0%
Netflix, Inc.*	6,000	261,960

Media - 4.0%
Morningstar, Inc.*	7,930	351,299

Textiles, Apparel & Luxury Goods - 4.6%
Phillips-Van Heusen Corp.	10,670	403,113

Consumer Staples - 11.6%
Beverages - 3.9%
Viña Concha y Toro S.A. - ADR	8,462	344,911

Food Products - 3.5%
Darling International, Inc.*	43,802	307,052

Personal Products - 4.2%
Inter Parfums, Inc.	38,345	370,029

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Co. - Class A	14,975	337,986

Health Care - 11.3%
Biotechnology - 3.4%
Cubist Pharmaceuticals, Inc.*	14,341	296,572

Health Care Providers & Services - 3.5%
AMERIGROUP Corp.*	13,125	310,406

Life Sciences Tools & Services - 4.4%
Bio-Rad Laboratories, Inc. - Class A*	4,445	383,426

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.0% (Continued)	Shares	Value
Industrials - 15.2%
Aerospace & Defense - 4.1%
Elbit Systems Ltd.	5,444	$357,507

Commercial Services & Supplies - 3.6%
North American Galvanizing & Coatings, Inc.*	55,236	313,188

Electrical Equipment - 3.5%
AZZ, Inc.*	9,023	310,572

Machinery - 4.0%
Valmont Industries, Inc.	4,251	349,985

Information Technology - 27.8%
Computer & Peripherals - 4.1%
Synaptics, Inc.*	13,775	355,120

Internet Software & Services - 3.7%
Open Text Corp.*	9,337	328,382

IT Services - 4.6%
Wright Express Corp.*	12,770	402,510

Semiconductors & Semiconductor Equipment - 7.1%
Monolithic Power Systems, Inc.*	12,700	286,131
Volterra Semiconductor Corp.*	19,200	340,032
		626,163
Software - 8.3%
Blackboard, Inc.*	10,940	376,445
Tyler Technologies, Inc.*	22,994	350,199
		726,644
Materials - 13.0%
Chemicals - 13.0%
Balchem Corp.	15,649	389,660
LSB Industries, Inc.*	21,185	327,096
Stepan Co.	7,794	421,344
		1,138,100

Total Common Stocks (Cost $7,398,666)		$8,684,741

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.5%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.30%(a)	54,030	$54,030
Fidelity Institutional Money Market Portfolio - Select Class, 0.42%(a)	162,091	162,091
Total Money Market Funds (Cost $216,121)		$216,121

Total Investments at Value — 101.5% (Cost $7,614,787)		$8,900,862

Liabilities in Excess of Other Assets — (1.5%)		(126,881)

Net Assets — 100.0%		$8,773,981

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2009

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$8,877,759	$7,614,787
At value (Note 1)	$11,449,959	$8,900,862
Dividends receivable	8,227	4,151
Other assets	2,516	2,475
TOTAL ASSETS	11,460,702	8,907,488

LIABILITIES
Payable for investment securities purchased	-	125,061
Accrued advisory fees (Note 3)	2,995	207
Payable to administrator (Note 3)	4,700	4,700
Accrued distribution fees (Note 3)	1,112	654
Other accrued expenses	2,850	2,885
TOTAL LIABILITIES	11,657	133,507

NET ASSETS	$11,449,045	$8,773,981

Net assets consist of:
Paid-in capital	$8,989,162	$8,438,795
Accumulated net realized losses from security transactions	(112,317)	(950,889)
Net unrealized appreciation on investments	2,572,200	1,286,075

NET ASSETS	$11,449,045	$8,773,981

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,007,220	858,046

Net asset value, offering price and redemption price per share	$11.37	$10.23

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2009 (a)

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividend income	$128,877	$55,037
Foreign withholding taxes on dividends	(3,140)	(2,598)
TOTAL INVESTMENT INCOME	125,737	52,439

EXPENSES
Investment advisory fees (Note 3)	77,752	59,880
Fund accounting fees (Note 3)	20,648	20,522
Distribution fees (Note 3)	19,438	14,970
Administration fees (Note 3)	16,000	16,000
Insurance expense	10,294	10,294
Transfer agent fees (Note 3)	10,000	10,000
Custody and bank service fees	12,119	7,508
Registration fees	7,289	7,230
Professional fees	5,783	5,783
Postage and supplies	5,072	5,416
Compliance service fees (Note 3)	5,000	5,000
Trustees' fees and expenses	1,425	1,425
Other expenses	3,547	3,356
TOTAL EXPENSES	194,367	167,384
Fee reductions and expense reimbursements by the Advisor (Note 3)	(77,740)	(77,567)
NET EXPENSES	116,627	89,817

NET INVESTMENT INCOME (LOSS)	9,110	(37,378)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(192,629)	(950,889)
Net change in unrealized appreciation/depreciation on investments	2,572,200	1,286,075
Payment by the administrator for losses realized on the sale of investments (Note 3)	95,117	-
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,474,688	335,186

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,483,798	$297,808

(a)  Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
August 31,
2009 (a)
FROM OPERATIONS
Net investment income	$9,110
Net realized losses from security transactions	(192,629)
Net change in unrealized appreciation/depreciation on investments	2,572,200
Payment by the administrator for losses realized on the sale of investments (Note 3)	95,117
Net increase in net assets from operations	2,483,798

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(9,110)
From net realized gains	(14,805)
Decrease in net assets from distributions to shareholders	(23,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,058,326
Net asset value of shares issued in reinvestment of distributions to shareholders	23,915
Payments for shares redeemed	(8,143,079)
Net increase in net assets from capital share transactions	8,939,162

TOTAL INCREASE IN NET ASSETS	11,399,045

NET ASSETS
Beginning of period	50,000
End of period	$11,449,045

ACCUMULATED NET INVESTMENT INCOME	$-

CAPITAL SHARE ACTIVITY
Shares sold	1,904,360
Shares reinvested	2,591
Shares redeemed	(904,731)
Net increase in shares outstanding	1,002,220
Shares outstanding at beginning of period	5,000
Shares outstanding at end of period	1,007,220

(a) Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
August 31,
2009 (a)
FROM OPERATIONS
Net investment loss	$(37,378)
Net realized losses from security transactions	(950,889)
Net change in unrealized appreciation/depreciation on investments	1,286,075
Net increase in net assets from operations	297,808

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,220,218
Payments for shares redeemed	(1,794,045)
Net increase in net assets from capital share transactions	8,426,173

TOTAL INCREASE IN NET ASSETS	8,723,981

NET ASSETS
Beginning of period	50,000
End of period	$8,773,981

ACCUMULATED NET INVESTMENT INCOME	$-

CAPITAL SHARE ACTIVITY
Shares sold	1,064,091
Shares redeemed	(211,045)
Net increase in shares outstanding	853,046
Shares outstanding at beginning of period	5,000
Shares outstanding at end of period	858,046

(a) Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period
	Ended
	August 31,
	2009 (a)

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	1.38
Total from investment operations	1.39

Less distributions:
From net investment income	(0.01)
From net realized gains	(0.01)
Total distributions	(0.02)

Net asset value at end of period	$11.37

Total return (b)	13.92%	(c) (d)

Net assets at end of period	$11,449,045

Ratio of gross expenses to average net assets	2.49%	(f)

Ratio of net expenses to average net assets (e)	1.50%	(f)

Ratio of net investment income to average net assets (e)	0.12%	(f)

Portfolio turnover rate	120%	(c)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments, which otherwise would have reduced the total return by 1.60% (Note 3).

(e)	Ratio was determined after advisory fee reductions and expense reimbursements.

(f)	Annualized.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period
	Ended
	August 31,
	2009 (a)

Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	0.27
Total from investment operations	0.23

Net asset value at end of period	$10.23

Total return (b)	2.30%	(c)

Net assets at end of period	$8,773,981

Ratio of gross expenses to average net assets	2.78%	(e)

Ratio of net expenses to average net assets (d)	1.50%	(e)

Ratio of net investment loss to average net assets (d)	(0.62%)	(e)

Portfolio turnover rate	107%	(c)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratio was determined after advisory fee reductions and expense reimbursements.

(e)	Annualized.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2009

1.  Organization and Significant Accounting Policies
AlphaMark Large Cap Growth Fund is a no-load, diversified series and AlphaMark Small Cap Growth Fund is a no-load, non-diversified series (individually, a “Fund” and collectively, the “Funds”) of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.

The investment objective of each Fund is long-term growth of capital.

On September 3, 2008, 5,000 shares of each Fund were issued for cash, at $10.00 per share, to two individuals, one of whom is a Trustee and President of the Trust.  The public offering of shares of the Funds commenced on October 31, 2008.  The Funds had no operations prior to the public offering of shares except for the initial issuance of shares.

Securities valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board’s (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

In April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4” or the “Position”).  FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity have significantly decreased in relation to normal market activity for the asset or liability.  The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods.  FSP 157-4 is effective for all fiscal periods and interim periods ending after June 15, 2009.

As of August 31, 2009, all of the securities held by the Funds were valued using Level 1 inputs.  See each respective Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and industry type, as required by FSP 157-4.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable.

Distributions to shareholders - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  The tax character of distributions paid during the period ended August 31, 2009 for AlphaMark Large Cap Growth Fund was ordinary income.  There were no distributions for AlphaMark Small Cap Growth Fund during the period ended August 31, 2009.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of August 31, 2009:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$8,993,971	$7,623,529

Gross unrealized appreciation	$2,557,784	$1,424,782
Gross unrealized depreciation	(101,796)	(147,449)

Net unrealized appreciation	2,455,988	1,277,333
Undistributed ordinary income	3,895	---
Post-October losses	---	(942,147)

Total distributable earnings	$2,459,883	$335,186

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The AlphaMark Small Cap Growth Fund had net realized losses of $942,147 during the period November 1, 2008 through August 31, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ended August 31, 2010.  These “post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the period ended August 31, 2009, the AlphaMark Small Cap Growth Fund reclassified $37,378 of net investment loss against paid-in capital on the Statements of Assets and Liabilities.  Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or net asset value per share.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2009 tax returns.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period ended August 31, 2009, the Funds did not incur any interest or penalties.  Generally tax authorities can examine tax returns filed for the last three years.  Each Fund identifies its major tax jurisdiction as U.S. Federal.

2. Investment Transactions
During the period ended August 31, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Cost of purchases of investment securities	$19,215,131	$15,468,326

Proceeds from sales of investment securities	$10,460,622	$7,118,771

3.      Transactions with Affiliates
The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust.  Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor.  Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds.  Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

The Advisor has contractually agreed, for a period of three years from the Funds’ commencement of operations, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs and extraordinary expenses) to 1.50% of its average daily net assets.  Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of August 31, 2009, the Advisor may in the future recover fee reductions and expense reimbursements totaling $77,740 and $77,567 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.  The Advisor may recover these amounts no later than August 31, 2012.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has agreed to pay all expenses incurred through the date of these financial statements related to the organization, offering, and initial registration of the Funds.  Such expenses are not subject to repayment by the Fund to the Advisor.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. This fee is discounted by 20% during the first year (October 31, 2008 through October 31, 2009) of the Funds’ operations.

During the period ended August 31, 2009, Ultimus reimbursed $95,117 to the AlphaMark Large Cap Fund for losses realized on the sale of investments as a result of a cash reporting error.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million.  The base fee is discounted by 20% during the first year (October 31, 2008 through October 31, 2009) of the Funds’ operations.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts.  In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives compensation of $6,000 annually for its services to the Trust.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares.  The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets.

4. Contingencies and Commitments
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

5. Subsequent Events
In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“SFAS 165”). The Funds have adopted SFAS 165 with these financial statements.  SFAS 165 requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS 165 requires the Funds to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements on October 22, 2009 and has noted no such events.

6. Recent Accounting Pronouncement
In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles. All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
AlphaMark Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AlphaMark Investment Trust (the “Funds”), comprising AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund as of August 31, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the period October 31, 2008 (commencement of operations) through August 31, 2009.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the Funds’ custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds constituting AlphaMark Investment Trust as of August 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
October 22, 2009

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2009 – August 31, 2009).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annualized expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

AlphaMark Large Cap Growth Fund
	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,465.20	$ 9.32
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.64	$ 7.63

*  Expenses are equal to AlphaMark Large Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund
	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,401.40	$ 9.08
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.64	$ 7.63

*  Expenses are equal to AlphaMark Small Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-420-3350.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The officers have been elected for an annual term.  The following are the Trustees and executive officers of the Trust:

Interested Trustee
Name, Age & Address	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen by Trustee	Directorships of Public Companies Held by Trustee
Michael L. Simon* 250 Grandview Drive Fort Mitchell, KY 41017 Age: 42	President and Trustee	Since July, 2008	Founder, President and Chief Investment Officer of the Advisor.	2	None
Independent Trustees
John W. Hopper, Jr. 250 Grandview Drive Fort Mitchell, KY 41017 Age: 49	Trustee	Since September, 2008	Since February, 2008, founder and partner of Silverstone Advisors, LLC (a boutique investment banking and consulting firm); prior to February, 2008, Chief Executive Officer of Conexio Techology Solutions, LLC.	2	None
C. Christopher Muth 250 Grandview Drive Fort Mitchell, KY 41017 Age: 54	Trustee	Since September, 2008	Member of Greenebaum Doll & McDonald PLLC (law firm).	2	None
T. Brian Brockhoff 250 Grandview Drive Fort Mitchell, KY 41017 Age: 45	Trustee	Since September, 2008	Principal of Bailey Capital Partners, Inc. (mortgage bankers); prior to November, 2005, partner of UBS Financial Services, Inc. (registered investment advisor).	2	None

* Mr. Simon, as an affiliated person of the Advisor, is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of  1940.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Executive Officers
Name, Age & Address	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Christian A. Lucas 250 Grandview Drive Fort Mitchell, KY 41017 Age: 37	Vice President	Since July, 2008	Member/Owner of the Advisor.
Anne M. Haggerty 250 Grandview Drive Fort Mitchell, KY 41017 Age: 48	Chief Compliance Officer	Since March, 2009	Director of Operations and Chief Compliance Officer of the Advisor.
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 52	Vice President	Since July, 2008	Managing Director of Ultimus and UFD.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 47	Treasurer	Since July, 2008	Managing Director of Ultimus and UFD.
John F. Splain 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 53	Secretary	Since July, 2008	Managing Director of Ultimus and UFD.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”).  To obtain a free copy of the SAI, please call 1-866-420-3350.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Funds during the fiscal period ended August 31, 2009.  Certain dividends paid by the AlphaMark Large Cap Growth Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The Fund intends to designate up to a maximum amount of $23,915 as taxed at a maximum rate of 15%.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,000 with respect to the registrant’s fiscal year ended August 31, 2009.

(b)
Audit-Related Fees.  No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 with respect to the registrant’s fiscal year ended August 31, 2009.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal year ended August 31, 2009, aggregate non-audit fees of $5,000 were billed by the registrant’s accountant for services rendered to the registrant.  No non-audit fees were billed during the last fiscal year by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AlphaMark Investment Trust

By (Signature and Title)*	/s/ Michael L. Simon
Michael L. Simon, President

Date          October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Simon
Michael L. Simon, President

Date          October 28, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        October 28, 2009

* Print the name and title of each signing officer under his or her signature.